Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
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Changes in the Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2013, 2012 and 2011 are presented below:

Commercial	2013	2012	2011
	(dollars in thousands)
Balance, beginning of year	$2,791	$2,904	$5,363
Provision (recovery) charged to operations	784	985	1,947
Charge-offs	(1,005)	(1,167)	(4,417)
Recoveries	96	69	11

Net (charge-offs)	(909)	(1,098)	(4,406)

Other	(1)	—	14

Balance, end of year	$2,665	$2,791	$2,904

Non-Commercial	2013	2012	2011
	(dollars in thousands)
Balance, beginning of year	$4,010	$3,911	$3,704
Provision (recovery) charged to operations	(756)	847	1,509
Charge-offs	(966)	(824)	(1,419)
Recoveries	146	76	122

Net (charge-offs)	(820)	(748)	(1,297)

Other	(4)	—	(5)

Balance, end of year	$2,430	$4,010	$3,911

Total	2013	2012	2011
	(dollars in thousands)
Balance, beginning of year	$6,801	$6,815	$9,067
Provision (recovery) charged to operations	28	1,832	3,456
Charge-offs	(1,971)	(1,991)	(5,836)
Recoveries	242	145	133

Net (charge-offs)	(1,729)	(1,846)	(5,703)

Other	(5)	—	(5)

Balance, end of year	$5,095	$6,801	$6,815

Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2013 and 2012:

December 31, 2013

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,519	$8,700	$1,146	$152,241	$2,665	$160,941
Non-Commercial	868	8,853	1,562	137,554	2,430	146,407

Total	$2,387	$17,553	$2,708	$289,795	$5,095	$307,348

December 31, 2012

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,428	$14,979	$1,363	$154,767	$2,791	$169,746
Non-Commercial	1,606	11,128	2,404	148,309	4,010	159,437

Total	$3,034	$26,107	$3,767	$303,076	$6,801	$329,183

Past Due Information of the Loan Portfolio by Class

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2013

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$143	$204	$347	$47,089	$47,436	$—
Real estate – commercial	165	1,064	1,229	94,693	95,922	—
Other real estate construction	145	1,637	1,782	15,801	17,583	—
Real estate construction	—	—	—	3,418	3,418	—
Real estate – residential	1,426	1,564	2,990	84,533	87,523	—
Home equity	207	248	455	44,776	45,231	—
Consumer loan	55	—	55	9,568	9,623	—
Other loans	—	—	—	612	612	—

Total	$2,141	$4,717	$6,858	$300,490	$307,348	$—

December 31, 2012

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$98	$437	$535	$40,855	$41,390	$—
Real estate – commercial	708	3,032	3,740	99,564	103,304	—
Other real estate construction	12	2,945	2,957	22,095	25,052	—
Real estate construction	—	—	—	3,080	3,080	—
Real estate – residential	1,309	2,507	3,816	90,216	94,032	—
Home equity	162	558	720	47,797	48,517	—
Consumer loan	218	1	219	12,767	12,986	—
Other loans	—	—	—	822	822	—

Total	$2,507	$9,480	$11,987	$317,196	$329,183	$—

Composition of Nonaccrual Loans by Class

The composition of nonaccrual loans by class as of December 31, 2013 and 2012 is as follows:

	2013	2012
	(dollars in thousands)

Commercial	$204	$437
Real estate – commercial	1,064	3,032
Other real estate construction	1,637	2,945
Real estate 1-4 family construction	—	—
Real estate – residential	1,564	2,507
Home equity	248	558
Consumer loans	—	1
Other loans	—	—

	$4,717	$9,480

Summary of Risk Grades of Portfolio by Class

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2013 and 2012:

December 31, 2013

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$46,520	$635	$281	$—	$47,436
Real estate – commercial	80,679	9,396	5,847	—	95,922
Other real estate construction	12,898	2,465	1,385	835	17,583
Real estate 1-4 family construction	3,418	—	—	—	3,418
Real estate – residential	70,407	12,911	4,205	—	87,523
Home equity	43,830	1,005	396	—	45,231
Consumer loans	9,216	361	46	—	9,623
Other loans	612	—	—	—	612

Total	$267,580	$26,773	$12,160	$835	$307,348

December 31, 2012

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$39,800	$836	$754	$—	$41,390
Real estate – commercial	84,748	9,337	9,219	—	103,304
Other real estate construction	20,684	577	3,477	314	25,052
Real estate 1-4 family construction	3,080	—	—	—	3,080
Real estate – residential	78,115	9,728	6,189	—	94,032
Home equity	46,590	914	1,013	—	48,517
Consumer loans	12,360	512	114	—	12,986
Other loans	822	—	—	—	822

Total	$286,199	$21,904	$20,766	$314	$329,183

Summary of Performing and Nonperforming Loans by Class

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2013 and 2012:

December 31, 2013

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$47,232	$204	$47,436
Real estate – commercial	94,858	1,064	95,922
Other real estate construction	15,946	1,637	17,583
Real estate 1-4 family construction	3,418	—	3,418
Real estate – residential	85,959	1,564	87,523
Home equity	44,983	248	45,231
Consumer loans	9,623	—	9,623
Other loans	612	—	612

Total	$302,631	$4,717	$307,348

December 31, 2012

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$40,953	$437	$41,390
Real estate – commercial	100,272	3,032	103,304
Other real estate construction	22,107	2,945	25,052
Real estate 1-4 family construction	3,080	—	3,080
Real estate – residential	91,525	2,507	94,032
Home equity	47,959	558	48,517
Consumer loans	12,985	1	12,986
Other loans	822	—	822

Total	$319,703	$9,480	$329,183

Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class

The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2013 and 2012 (unpaid principal balance was grossed up for chargeoffs):

	As of December 31, 2013				Year ended December 31, 2013
	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income
		(dollars in thousands)

Commercial	$377	$291	$86	$67	$845	$21
Real estate – commercial	6,808	3,962	2,375	507	7,089	328
Other real estate construction	2,034	247	1,739	945	2,078	17
Real estate 1-4 family construction	374	25	349	16	380	23
Real estate – residential	8,197	4,619	3,329	530	8,507	300
Home equity	415	58	357	279	819	8
Consumer loans	116	61	55	43	156	14
Other loans	—	—	—	—	—	—

Total	$18,321	$9,263	$8,290	$2,387	$19,874	$711

	As of December 31, 2012				Year ended December 31, 2012
	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income
		(dollars in thousands)

Commercial	$1,977	$388	$1,470	$616	$1,440	$66
Real estate – commercial	11,299	6,341	2,895	411	11,607	473
Other real estate construction	3,935	2,437	1,448	401	4,055	202
Real estate 1-4 family construction	840	713	127	127	1,053	43
Real estate – residential	8,985	3,994	4,991	1,215	11,442	427
Home equity	1,068	521	547	159	1,200	32
Consumer loans	235	39	196	105	308	14
Other loans	—	—	—	—	—	—

Total	$28,339	$14,433	$11,674	$3,034	$31,105	$1,257

	As of December 31, 2011				Year ended December 31, 2011
	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income
		(dollars in thousands)

Commercial	$2,099	$889	$1,091	$578	$1,525	$93
Real estate – commercial	14,951	11,365	1,523	452	16,520	716
Other real estate construction	4,016	2,644	1,370	107	7,746	236
Real estate 1-4 family construction	1,095	501	594	202	1,249	53
Real estate – residential	11,877	7,231	4,646	1,001	10,137	616
Home equity	993	753	240	124	1,194	37
Consumer loans	242	49	193	119	280	16
Other loans	—	—	—	—	—	—

Total	$35,273	$23,432	$9,657	$2,583	$38,651	$1,767